Shareholders' Equity - Summary of the Company's Share Capital (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning of the period	R$ 26,441
Change in capital	2,747,448	R$ 281
End of the period	2,749,351
Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Beginning of the period	1,715,269	1,638,058
Capital increase - Exercise of stock option		48,488
Capital increase - Konduto		28,723
End of the period		1,715,269
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning of the period	26,441	26,161
Change in capital		280
Capital increase – BVS	3,797,910
Return of capital to common shareholders	(1,075,000)
End of the period	R$ 2,749,351	R$ 26,441